Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unused tax losses for which deferred tax asset recognised or not	€ 4,790	€ 5,346
Unused tax credits for which deferred tax asset recognised or not	524	570
Unused tax losses for which no deferred tax asset recognised	4,272	4,914
Unused tax credits for which no deferred tax asset recognised	497	570
Tax losses and credits for which deferred tax has not been recognized and which have a date to expire	4,108	4,752
Other deductible temporary differences for which no deferred tax asset recognised	48	48
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	2,476	2,681
Unrecognised tax provision	€ 787	€ 716
Tax rate effect	25.17%